Loss Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted income (loss) per share attributable to Allied Integral United, Inc.:
Convertible into shares of common stock	182	182	53,382